497(e)
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MONY Life Insurance Company of America

SUPPLEMENT DATED AUGUST 25, 2010 TO THE CURRENT PROSPECTUSES FOR

MONY VARIABLE UNIVERSAL LIFE
MONY CUSTOM EQUITY MASTER
THE MONYEQUITY MASTER

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. As applicable to your policy please, note the following changes described below.


CHANGES TO THE DISTRIBUTION OF THE POLICIES

  Effective August 1, 2010, in "Distribution of the policies" under "Additional information" the ninth paragraph is deleted in its entirety and replaced with the following:

  The Distributors receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

  The Company and its affiliates may directly or indirectly receive payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates thereof, for providing certain administrative, marketing, distribution and/or shareholder support services. The Company and its affiliates may receive the following types of payments:

     12B-1 FEES. MONY America indirectly receives 12b-1 fees from certain unaffiliated Portfolios that range from 0.10% to 0.25% of the average daily assets of the Portfolios that are attributable to the contracts and certain other variable life and annuity contracts that our affiliates and we issue.

     ADMINISTRATIVE SERVICES FEES. The Company also receives administrative services fees from the adviser, sub-advisers, administrator or distributor (or affiliates thereof) of certain unaffiliated Portfolios. The fees paid to the Company range from 0% to 0.35% of the assets of the unaffiliated Portfolios attributable to the contract and to certain other variable life and annuity contracts that our affiliates and we issue.


CHANGES TO THE UIF GLOBAL VALUE EQUITY PORTFOLIO (FOR MONY CUSTOM EQUITY MASTER
     ONLY)

  A. SUBACCOUNT NAME CHANGE

    Effective June 1, 2010, the name of UIF Global Value Equity Portfolio was changed. The new name of the subaccount is Invesco Van Kampen V.I. Global Value Equity Portfolio. Accordingly, all references to the corresponding subaccount are hereby replaced in the Prospectus.

  B. SUBACCOUNT SUB-ADVISER CHANGE

    Effective June 1, 2010, Invesco Advisers, Inc. (sub-advised by Invesco Asset Management Limited) replaced Morgan Stanley Investment Management Inc. (sub-advised by Morgan Stanley Investment Management Limited) as sub-adviser to the Van Kampen V.I. Global Value Equity Portfolio. Accordingly, all references to Morgan Stanley Investment Management Inc. (sub-advised by Morgan Stanley Investment Management Limited) are hereby deleted from the Prospectus.


CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC, 1290
                  AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


IF (SAR)                                                                x03272